Document and Entity Information	0 Months Ended
Apr. 06, 2015
Risk/Return:
Document Type	497
Document Period End Date	Apr. 06, 2015
Registrant Name	SEI Insurance Products Trust
Central Index Key	0001580641
Amendment Flag	false
Document Creation Date	Apr. 06, 2015
Document Effective Date	Apr. 06, 2015
Prospectus Date	Apr. 30, 2014
Class II Shares Prospectus | VP CONSERVATIVE STRATEGY FUND | Class II Shares
Risk/Return:
Trading Symbol	SVPTX
Class II Shares Prospectus | VP MODERATE STRATEGY FUND | Class II Shares
Risk/Return:
Trading Symbol	SVPYX
Class II Shares Prospectus | VP MARKET PLUS STRATEGY FUND | Class II Shares
Risk/Return:
Trading Symbol	SVPPX
Class II Shares Prospectus | VP BALANCED STRATEGY FUND | Class II Shares
Risk/Return:
Trading Symbol	SVPUX
Class II Shares Prospectus | VP MARKET GROWTH STRATEGY FUND | Class II Shares
Risk/Return:
Trading Symbol	SVPRX
Class III Shares Prospectus | VP CONSERVATIVE STRATEGY FUND | Class III Shares
Risk/Return:
Trading Symbol	SVCSX
Class III Shares Prospectus | VP MODERATE STRATEGY FUND | Class III Shares
Risk/Return:
Trading Symbol	SVPMX
Class III Shares Prospectus | VP MARKET PLUS STRATEGY FUND | Class III Shares
Risk/Return:
Trading Symbol	SVPAX
Class III Shares Prospectus | VP BALANCED STRATEGY FUND | Class III Shares
Risk/Return:
Trading Symbol	SVCMX
Class III Shares Prospectus | VP MARKET GROWTH STRATEGY FUND | Class III Shares
Risk/Return:
Trading Symbol	SVPGX